Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans and Leases Receivable, Allowance	$ 11,930	$ 14,320	$ 20,435
Receivables, net at fair value	36,181	43,545	53,975
Allowance for Doubtful Accounts Receivable	79,972	52,238	24,114
Servicing rights at fair value	1,496,073	1,131,124	0
Other assets at fair value	78,262	62,365	949
Payables and accrued liabilities at fair value	42,912	26,571	25,348
Mortgage-backed debt at fair value	651,784	684,778	757,286
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	90,000,000	90,000,000	90,000,000
Common stock, shares issued	37,704,530	37,377,274	36,687,785
Common stock, shares outstanding	37,704,530	37,377,274	36,687,785
VIE Primary Beneficiary [Member]
Receivables, net at fair value	36,181	43,545
Mortgage-backed debt at fair value	$ 651,784	$ 684,778	$ 757,286